Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Apr. 30, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
BROWN-FORMAN CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended April 30, 2009, 2010, and 2011
(Expressed in millions)

Col. A	Col. B		Col. C(1)	Col. C(2)		Col. D		Col. E
			Additions	Additions
	Balance at		Charged to	Charged to				Balance
	Beginning		Costs and	Other				At End
Description	of Period		Expenses	Accounts		Deductions		of Period
2009
Allowance for Doubtful Accounts	$19		—	—		$4	(1)	$15
Accrued Restructuring Costs	—		$12	—		—		$12

2010
Allowance for Doubtful Accounts	$15		—	$1	(2)	—		$16
Accrued Restructuring Costs	$12		—	—		$10	(3)	$2	(4)

2011
Allowance for Doubtful Accounts	$16		$1	$1	(2)	—		$18
Accrued Restructuring Costs	$2	(4)	—	—		$2	(5)	—

(1)	Doubtful accounts written off, net of recoveries.

(2)	Foreign currency translation adjustment charged to accumulated other comprehensive income.

(3)	Employee severance and other special termination benefit payments.

(4)	Consists of estimated present value of special termination benefits to be made to former employees over their remaining lives.

(5)	Special termination benefit payments and amounts reclassified to accrued postretirement benefits.